SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Allowance for Expected uncollectible receivables	$ 82,000
Weighted average number of shares outstanding, basic (in shares)	2,015,780	2,015,780
Unrealized gain on marketable securities reclassified to retained earnings, net of tax effect	$ 487,136
Additional Lease term	Jul. 31, 2030
Operating lease right-of-use assets	$ 39,464,411	$ 27,100,000
Operating lease liabilities	30,222,981	$ 17,900,000
Incremental borrowing rate		3.88%
Building and improvements net of accumulated depreciation		$ 10,200,000
Accrued rent		$ 950,000
Rent abatements	433,517
Amount of Deferrals	$ 459,429
Minimum [Member]
Deferred charges amortization period	1 year
Maximum [Member]
Deferred charges amortization period	21 years